Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of Employee Benefit Plan [Line Items]
Defined Benefit		€ 394	€ 398
Cash flow in respect of pensions and similar benefits		584	601	€ 594
Contribution payable to the US Unicare Pension Plan in 2020 | $					$ 100
Company contributions to funded plans
Disclosure of Employee Benefit Plan [Line Items]
Defined Benefit		286	266	244
Defined Contribution		190	203	193
Benefit paid by the Company in respect of unfunded plans
Disclosure of Employee Benefit Plan [Line Items]
Defined Benefit		€ 108	€ 132	€ 157
2022 Estimate
Disclosure of Employee Benefit Plan [Line Items]
Cash flow in respect of pensions and similar benefits	€ 515
2022 Estimate | Company contributions to funded plans
Disclosure of Employee Benefit Plan [Line Items]
Defined Benefit	190
Defined Contribution	215
2022 Estimate | Benefit paid by the Company in respect of unfunded plans
Disclosure of Employee Benefit Plan [Line Items]
Defined Benefit	€ 110